INVESTMENT IN NSURE, INC.	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
INVESTMENT IN NSURE, INC.

NOTE 4. INVESTMENT IN NSURE, INC.

On February 19, 2020, the Company entered into a securities purchase agreement with NSURE, Inc. (“NSURE”) whereas the Company may invest up to an aggregate of $20,000,000 in NSURE which will be funded with three tranches. In exchange, the Company will receive a total of 5,837,462 shares of NSURE’s Class A Common Stock, which represents 35% of the outstanding shares. The first tranche of $1,000,000 was paid immediately upon execution of the agreement. As a result of the first tranche, the Company received 291,873 shares of NSURE’s Class A Common Stock. The second tranche of $3,000,000 and third tranche of $16,000,000 have not occurred as of March 31, 2022. The Company will use the cost method of acquisition for the initial recognition method of this investment. Once the Company determines that it can exercise significant influence over NSURE, it will begin to account for its investment under the equity method. On June 1, 2020, the Company invested an additional $200,000 and received 58,375 shares of NSURE Class A Common Stock. On August 5, 2020 and August 20, 2020, the Company invested an additional $100,000 and $50,000, respectively, for which the Company received 43,781 shares of NSURE Class A common stock. As of March 31, 2022, the investment balance is $1,350,000.

On February 10, 2020, the Company issued 46,667 shares of common stock to a third-party individual for the purpose of raising capital to fund the Company’s investment in NSURE, Inc. The Company received proceeds of $1,000,000 for the issuance of these common shares.

NOTE 4. INVESTMENT IN NSURE, INC.

On February 19, 2020, the Company entered into a securities purchase agreement with NSURE, Inc. (“NSURE”) whereas the Company may invest up to an aggregate of $20,000,000 in NSURE which will be funded with three tranches. In exchange, the Company will receive a total of 5,837,462 shares of NSURE’s Class A Common Stock, which represents 35% of the outstanding shares. The first tranche of $1,000,000 was paid immediately upon execution of the agreement. As a result of the first tranche, the Company received 291,873 shares of NSURE’s Class A Common Stock. The second tranche of $3,000,000 and third tranche of $16,000,000 have not occurred as of December 31, 2021. The Company will use the cost method of acquisition for the initial recognition method of this investment. Once the Company determines that it can exercise significant influence over NSURE, it will begin to account for its investment under the equity method. On June 1, 2020, the Company invested an additional $200,000 and received 58,375 shares of NSURE Class A Common Stock. On August 5, 2020 and August 20, 2020, the Company invested an additional $100,000 and $50,000, respectively, for which the Company received 43,781 shares of NSURE Class A common stock. As of December 31, 2021, the investment balance is $1,350,000.

On February 10, 2020, the Company issued 46,667 shares of common stock to a third-party individual for the purpose of raising capital to fund the Company’s investment in NSURE, Inc. The Company received proceeds of $1,000,000 for the issuance of these common shares.